Amounts Receivable and Prepaid Expenses (Details) - Schedule of amounts receivable and prepaid expenses - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of amounts receivable and prepaid expenses [Abstract]
Prepaid insurance and deposits	$ 741,350	$ 709,575
Receivable from Northern Data	492,825	911,200
Other receivable		187,529	161,919
Total	$ 1,234,175	$ 1,808,304	$ 161,919